UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
November 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.7%
Australia - 7.0%
181,065	AGL Energy Ltd.	$2,805,178
716,387	Aurizon Holdings Ltd.	2,634,495
460,248	BlueScope Steel Ltd.	3,065,624
133,501	CIMIC Group Ltd.	3,038,348
28,673	Cochlear Ltd.	2,513,299
584,111	CSR Ltd.	1,755,538
78,845	Flight Centre Travel Group Ltd.	1,944,648
442,110	Fortescue Metals Group Ltd.	1,916,412
115,830	JB Hi-Fi Ltd.	2,367,596
1,223,244	Medibank Private Ltd.	2,348,588
1,299,875	Metcash Ltd. (a)	1,977,376
288,655	Mineral Resources Ltd.	2,679,383
427,566	OZ Minerals Ltd.	2,484,839
1,229,236	Qantas Airways Ltd.	2,995,502
62,635	Sonic Healthcare Ltd.	1,008,310
562,795	St Barbara Ltd. (a)	918,465
88,083	Wesfarmers Ltd.	2,717,571
34,968	WorleyParsons Ltd. (a)	223,361
		39,394,533
Austria - 0.5%
77,750	OMV AG	2,512,889
Brazil - 0.9%
448,700	JBS SA	1,294,869
343,900	Petroleo Brasileiro SA (a)	1,626,942
422,200	Qualicorp SA	2,290,732
		5,212,543
Canada - 4.7%
227,066	Air Canada (a)	2,281,985
26,096	Canadian Tire Corporation Ltd. - Class A	2,718,196
16,883	George Weston Ltd. (a)	1,404,131
43,155	Great-West Lifeco, Inc.	1,135,979
48,842	Linamar Corporation (a)	1,881,251
51,199	Loblaw Companies Ltd. (a)	2,660,000
70,934	Magna International, Inc. (a)	2,866,298
199,359	Manulife Financial Corporation (a)	3,471,307
75,886	Metro, Inc. (a)	2,311,097
115,571	Power Corporation of Canada	2,581,054
83,261	Sun Life Financial, Inc. (a)	3,197,054
		26,508,352
China - 5.9%
181,500	Anhui Conch Cement Company Ltd. - Class H	525,324
3,087,000	Belle International Holdings Ltd.	1,771,050
3,913,000	China Construction Bank Corporation - Class H	2,915,895
3,755,369	China Petroleum & Chemical Corporation - Class H	2,624,135
1,280,500	China Railway Construction Corporation Ltd. - Class H	1,819,262
5,290,300	China Telecom Corporation Ltd. - Class H	2,557,677
2,151,100	CNOOC Ltd.	2,712,275
926,000	CSPC Pharmaceutical Group Ltd.	994,466
4,425,700	Geely Automobile Holdings Ltd.	4,576,048
2,093,000	Guangzhou Automobile Group Company Ltd. - Class H	2,741,556
4,851,000	Industrial & Commercial Bank of China Ltd. - Class H	2,970,702
11,986,000	Semiconductor Manufacturing International Corporation (a)	1,622,549
363,300	Shanghai Pharmaceuticals Holding Company Ltd. - Class H	908,660
1,916,000	Sinopec Shanghai Petrochemical Company Ltd. - Class H	1,007,836
290,800	Sinopharm Group Company Ltd. - Class H	1,357,179
1,278,000	Weichai Power Company Ltd. - Class H	2,059,563
		33,164,177

Denmark - 1.7%
2,200	AP Moller - Maersk A/S - Class B	2,917,518
28,535	Carlsberg A/S - Class B	2,426,574
67,356	GN Store Nord A/S	1,314,432
230,668	TDC A/S (a)	1,173,654
28,435	Vestas Wind Systems A/S	1,876,130
		9,708,308
Finland - 1.1%
100,265	Metso OYJ	2,837,298
140,599	UPM-Kymmene OYJ	3,218,698
		6,055,996
France - 1.5%
49,099	Casino Guichard Perrachon SA	2,233,972
28,464	Cie Generale des Etablissements Michelin	3,046,924
208,477	Peugeot SA (a)	3,075,684
1,340	Sanofi	108,091
		8,464,671
Germany - 5.3%
15,063	Allianz SE	2,391,484
10,793	Continental AG	1,914,882
61,432	Covestro AG (Acquired 07/29/16 through 08/01/16, Cost $2,867, 658) (b)	3,947,540
180,239	Deutsche Lufthansa AG	2,335,296
263,895	E.ON SE	1,741,624
23,227	Hannover Rueck SE	2,465,405
22,403	HOCHTIEF AG	3,186,420
13,381	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,437,151
50,014	OSRAM Licht AG	2,546,207
158,827	RWE AG (a)	1,996,426
54,083	STADA Arzneimittel AG	2,641,872
66,685	Suedzucker AG	1,495,506
26,396	Uniper SE (a)	328,855
		29,428,668
Hong Kong - 4.1%
224,500	China Mobile Ltd.	2,450,064
858,000	China Resources Power Holdings Company Ltd.	1,411,472
860,800	China Taiping Insurance Holdings Company Ltd. (a)	1,970,967
2,636,000	China Unicom Hong Kong Ltd.	3,201,331
264,500	CLP Holdings Ltd.	2,586,518
936,000	Sino Land Company Ltd.	1,472,210
877,000	SJM Holdings Ltd.	710,057
229,800	Techtronic Industries Company Ltd.	896,210
398,400	The Bank of East Asia Ltd.	1,651,332
408,000	The Wharf Holdings Ltd.	3,024,560
3,523,000	WH Group Ltd. (Acquired 01/06/16 through 07/29/16, Cost $2,111,262) (b)	2,929,588
153,000	Wheelock & Company Ltd.	909,341
		23,213,650
India - 0.4%
73,768	Tata Motors Ltd. - ADR	2,439,508
Indonesia - 0.4%
8,745,100	Telekomunikasi Indonesian Persero Tbk PT	2,439,143
Ireland - 0.7%
43,492	Eaton Corporation PLC	2,892,653
10,578	ICON PLC (a)	800,120
		3,692,773
Israel - 0.8%
316,333	Bank Hapoalim BM	1,903,959
223,851	Bank Leumi Le-Israel BM (a)	911,460
39,522	Teva Pharmaceutical Industries Ltd.	1,464,809
		4,280,228
Italy - 1.3%
144,880	Assicurazioni Generali SpA	1,830,328
173,547	Eni SpA	2,416,890
74,247	EXOR SpA	3,116,937
		7,364,155
Japan - 6.0%
97,800	Alfresa Holdings Corporation	1,558,406

146,000	Calsonic Kansei Corporation	2,238,399
40,100	Coca-Cola West Company Ltd.	1,135,650
113,000	Daiichi Sankyo Company Ltd.	2,352,747
129,000	Fujitsu General Ltd.	2,539,295
77,000	Japan Aviation Electronics Industry Ltd.	1,036,493
158,500	Medipal Holdings Corporation	2,267,947
151,000	Morinaga Milk Industry Company Ltd.	1,034,780
347,000	Osaka Gas Company Ltd.	1,312,112
58,200	Otsuka Holdings Company Ltd.	2,364,017
340,600	Penta-Ocean Construction Company Ltd.	1,670,177
26,100	Rohm Company Ltd.	1,425,856
33,600	Sankyo Company Ltd.	1,061,702
157,300	Seiko Epson Corporation	3,152,737
91,700	Sony Corporation	2,635,458
148,900	Sumitomo Dainippon Pharma Company Ltd.	2,432,534
68,900	Suzuken Company Ltd./Aichi Japan	2,059,683
159,000	Toho Gas Company Ltd.	1,259,158
		33,537,151
Malaysia - 2.5%
407,900	Axiata Group Bhd	382,692
1,642,600	CIMB Group Holdings Bhd	1,680,851
1,589,800	IHH Healthcare Bhd	2,349,458
621,200	MISC Bhd	1,020,960
800,500	Petronas Chemicals Group Bhd	1,224,231
576,300	Public Bank Bhd	2,526,636
1,494,700	Telekom Malaysia Bhd	2,065,002
777,600	Tenaga Nasional Bhd	2,444,582
		13,694,412
Mexico - 1.3%
1,177,874	Alfa SAB de CV - Class A	1,558,782
2,859,000	America Movil SAB de CV	1,731,296
150,300	Gruma SAB de CV - Class B	1,797,523
214,000	Grupo Financiero Santander Mexico SAB de CV - Class B	300,365
1,008,200	Wal-Mart de Mexico SAB de CV	1,853,626
		7,241,592
Netherlands - 3.0%
721,368	Aegon NV	3,668,271
78,580	Boskalis Westminster	2,452,684
809,302	Delta Lloyd NV	4,660,093
49,012	Fugro NV (a)	805,673
115,755	Koninklijke Ahold Delhaize NV	2,283,129
636,132	PostNL NV (a)	3,135,050
		17,004,900
Norway - 2.9%
674,627	Norsk Hydro ASA	3,180,700
182,572	Orkla ASA	1,627,637
164,567	Statoil ASA	2,820,199
564,039	Storebrand ASA (a)	2,948,158
157,220	Telenor ASA	2,323,112
84,113	Yara International ASA	3,112,113
		16,011,919
Peru - 0.5%
16,884	Credicorp Ltd.	2,645,554
Poland - 1.4%
91,038	KGHM Polska Miedz SA	1,892,284
577,087	PGE Polska Grupa Energetyczna SA	1,274,208
171,417	Polski Koncern Naftowy ORLEN SA	3,118,045
1,431,965	Polskie Gornictwo Naftowe i Gazownictwo SA	1,686,508
		7,971,045
Portugal - 0.1%
48,248	Jeronimo Martins SGPS SA	762,432
Republic of Korea - 7.4%
31,691	Dongbu Insurance Company Ltd.	1,978,909
47,946	Hankook Tire Company Ltd.	2,222,893
83,580	Hyundai Engineering & Construction Company Ltd.	2,813,287

49,651	Hyundai Marine & Fire Insurance Company Ltd.	1,545,953
11,873	Hyundai Mobis Company Ltd.	2,528,871
5,910	Kia Motors Corporation	189,071
51,087	Korea Electric Power Corporation	2,032,031
3,874	Korea Petrochemical Ind Company Ltd.	742,292
75,436	KT Corporation	1,926,149
103,437	LG Display Company Ltd.	2,477,427
58,509	LG Electronics, Inc.	2,247,170
27,503	LG Innotek Company Ltd.	1,907,954
264,037	LG Uplus Corporation	2,586,052
3,368	Lotte Chemical Corporation	926,232
13,757	Mando Corporation	2,947,802
14,236	POSCO	3,038,264
2,070	Samsung Electronics Company Ltd.	3,091,587
97,729	SK Hynix, Inc.	3,586,309
20,782	SK Innovation Company Ltd.	2,710,966
		41,499,219
Russian Federation - 2.0%
642,620	Gazprom PAO - ADR	2,961,836
305,939	Mobile TeleSystems PJSC - ADR	2,395,502
535,771	Rosneft PJSC - GDR (c)	2,818,155
91,984	X5 Retail Group NV (a)(c)	2,759,520
		10,935,013
Singapore - 6.6%
2,069,078	CapitaLand Commercial Trust Ltd.	2,208,595
1,190,300	CapitaLand Ltd.	2,557,731
1,693,100	CapitaLand Mall Trust	2,303,377
419,400	City Developments Ltd.	2,469,554
1,311,300	ComfortDelGro Corporation Ltd.	2,305,421
229,400	DBS Group Holdings Ltd.	2,808,784
212,041	Flex Ltd. (a)	3,019,464
3,215,000	Genting Singapore PLC	2,175,707
2,562,500	Hutchison Port Holdings Trust	1,076,250
84,300	Jardine Cycle & Carriage Ltd.	2,361,353
415,800	Oversea-Chinese Banking Corporation Ltd.	2,634,014
300,000	Singapore Airlines Ltd.	2,092,999
341,700	Singapore Exchange Ltd.	1,740,266
559,700	Singapore Press Holdings Ltd.	1,464,314
200,519	United Overseas Bank Ltd.	2,855,264
1,209,400	Wilmar International Ltd.	2,970,027
		37,043,120
South Africa - 2.0%
254,790	Bidvest Group Ltd.	2,946,895
195,269	Imperial Holdings Ltd.	2,352,105
270,455	MTN Group Ltd.	2,174,783
448,114	Sanlam Ltd.	1,963,075
316,606	Telkom SA SOC Ltd.	1,565,544
		11,002,402
Spain - 1.6%
98,072	ACS Actividades de Construccion y Servicios SA	2,888,017
1,190,077	Mapfre SA	3,569,487
238,233	Mediaset Espana Comunicacion SA	2,445,124
		8,902,628
Sweden - 3.6%
130,533	Boliden AB	3,371,315
105,623	Electrolux AB - Class B	2,470,278
59,970	Elekta AB - Class B	495,480
260,521	Husqvarna AB - Class B	1,927,892
37,350	NCC AB - Class B	892,159
73,085	Skanska AB - Class B	1,679,969
92,444	Svenska Cellulosa AB SCA - Class B	2,465,761
373,091	Telefonaktiebolaget LM Ericsson - Class B	1,921,118
551,830	Telia Company AB	2,073,820
268,578	Volvo AB - Class B	2,871,340
		20,169,132

Switzerland - 5.7%
132,406	ABB Ltd.	2,698,389
15,893	Actelion Ltd.	3,063,861
1,856	Georg Fischer AG	1,588,197
1,142,514	Glencore PLC (a)	3,992,645
3,167	Helvetia Holding AG	1,646,267
14,969	Lonza Group AG	2,673,719
439,101	STMicroelectronics NV	4,478,827
7,791	Swatch Group AG	2,290,479
12,411	Swiss Life Holding AG	3,413,117
32,972	Swiss Re AG	3,035,487
240,421	Transocean Ltd. (a)	3,101,431
		31,982,419
Taiwan - 7.1%
7,018,000	AU Optronics Corporation	2,521,134
453,000	Cheng Shin Rubber Industry Company Ltd.	852,759
2,237,360	China Life Insurance Company Ltd.	2,386,667
474,000	Compal Electronics Ltd.	269,918
5,274,080	CTBC Financial Holding Company Ltd.	2,895,755
1,769,550	Eva Airways Corporation	868,869
842,580	Foxconn Technology Company Ltd.	2,210,011
2,209,000	Fubon Financial Holding Company Ltd.	3,427,197
1,109,976	Hon Hai Precision Industry Company Ltd.	2,855,647
7,427,000	Innolux Corporation	2,563,204
2,342,000	Inventec Corporation	1,583,475
879,486	Lite-On Technology Corporation	1,387,950
1,265,000	Micro-Star International Company Ltd.	3,373,545
707,000	Powertech Technology, Inc.	1,816,688
1,343,000	Quanta Computer, Inc.	2,502,877
566,000	Realtek Semiconductor Corporation	1,758,040
1,337,640	Uni-President Enterprises Corporation	2,287,246
6,855,000	United Microelectronics Corporation	2,419,564
2,798,774	Wistron Corporation	2,002,072
		39,982,618
Thailand - 4.4%
111,100	Bumrungrad Hospital PCL - NVDR	597,856
3,330,700	Charoen Pokphand Foods PCL	2,683,827
19,459,100	IRPC PCL - NVDR	2,639,668
535,500	Kasikornbank PCL - NVDR	2,543,961
1,130,000	PTT Exploration & Production PCL - NVDR	2,612,845
200,600	PTT Global Chemical PCL	351,392
1,319,400	PTT Global Chemical PCL - NVDR	2,311,201
280,897	PTT PCL - NVDR	2,747,602
24,800	Siam Cement PCL - NVDR	330,857
636,600	Siam Commercial Bank PCL - NVDR	2,613,879
2,846,400	Thai Airways International PCL (a)	1,962,512
1,524,300	Thai Oil PCL - NVDR	3,161,429
		24,557,029
Turkey - 3.9%
1,132,753	Akbank TAS	2,489,241
307,992	Arcelik AS	1,796,478
614,298	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	516,728
2,006,584	Eregli Demir ve Celik Fabrikalari TAS	2,750,825
711,692	KOC Holding AS	2,578,969
2,139,001	Petkim Petrokimya Holding AS	2,272,420
761,707	Turkcell Iletisim Hizmetleri AS (a)	2,001,983
1,135,287	Turkiye Garanti Bankasi AS	2,408,896
2,091,231	Turkiye Vakiflar Bankasi TAO	2,538,182
2,530,830	Yapi ve Kredi Bankasi AS (a)	2,298,277
		21,651,999
United Kingdom - 1.4%
179,860	Fiat Chrysler Automobiles NV	1,389,653
682,372	J Sainsbury PLC	1,972,248
622,180	Old Mutual PLC	1,478,323
264,954	Subsea 7 SA (a)	3,093,417
		7,933,641

TOTAL COMMON STOCKS (Cost $537,112,632)		558,407,819

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
522,025	Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.290% (d)	522,025
TOTAL SHORT-TERM INVESTMENTS (Cost $522,025)

TOTAL INVESTMENTS - 99.8% (Cost $537,634,657)		558,929,844
Other Assets in Excess of Liabilities - 0.2%		1,062,422
NET ASSETS - 100.0%		$559,992,266

(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of those securities total $6,877,128 or 1.2% of net assets.

(c)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of those securities total $5,577,675 or 1.0% of net assets.

(d)	Annualized seven-day yield as of November 30, 2016.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$537,634,657
Gross unrealized appreciation	64,096,662
Gross unrealized depreciation	(42,801,475)
Net unrealized appreciation	$21,295,187

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 14.9%
112,054	Abercrombie & Fitch Company - Class A	$1,610,216
132,287	American Eagle Outfitters, Inc. (a)	2,190,673
51,481	Bed Bath & Beyond, Inc.	2,306,864
74,251	Best Buy Company, Inc. (a)	3,393,271
43,330	Big Lots, Inc. (a)	2,192,931
202,889	Chico’s FAS, Inc.	3,106,230
56,962	Cooper Tire & Rubber Company (a)	2,181,645
25,407	Cooper-Standard Holdings, Inc. (b)	2,421,795
36,377	Deckers Outdoor Corporation (a)(b)	2,163,704
48,184	Dick’s Sporting Goods, Inc. (a)	2,846,229
35,792	Dillards, Inc. - Class A (a)	2,559,486
45,363	DSW, Inc. - Class A	1,077,825
135,884	Express, Inc. (a)(b)	1,815,410
33,899	Foot Locker, Inc.	2,429,541
173,133	Ford Motor Company	2,070,671
73,246	GameStop Corporation - Class A (a)	1,808,444
142,695	Gannett Company, Inc.	1,361,310
33,995	Genesco, Inc. (a)(b)	2,148,484
22,995	Genuine Parts Company	2,212,809
4,508	Graham Holdings Company - Class B	2,207,793
122,336	Guess?, Inc.	1,874,187
59,675	Kohl’s Corporation (a)	3,212,305
76,580	La-Z-Boy, Inc.	2,048,515
19,744	Lear Corporation	2,557,045
29,777	Murphy USA, Inc. (b)	2,030,494
22,805	PVH Corporation	2,415,962
79,781	Smith & Wesson Holding Corporation (a)(b)	1,861,291
228,623	Staples, Inc.	2,210,784
42,219	Tenneco, Inc. (b)	2,488,810
27,320	The Children’s Place, Inc. (a)	2,837,182
30,645	Thor Industries, Inc.	3,081,968
81,940	Urban Outfitters, Inc. (a)(b)	2,589,304
76,193	Wolverine World Wide, Inc.	1,716,628
		75,029,806
Consumer Staples - 7.7%
52,348	Archer-Daniels-Midland Company	2,263,004
33,690	Bunge Ltd.	2,300,353
54,956	Cal-Maine Foods, Inc. (a)	2,236,709
17,199	Casey’s General Stores, Inc.	2,071,620
147,586	Darling Ingredients, Inc. (b)	1,993,887
39,841	Fresh Del Monte Produce, Inc.	2,470,540
17,127	Ingredion, Inc. (a)	2,010,367
45,168	Nu Skin Enterprises, Inc. - Class A	2,356,866
95,882	Pilgrim’s Pride Corporation (a)	1,688,482
26,225	Post Holdings, Inc. (a)(b)	2,001,754
25,788	Sanderson Farms, Inc. (a)	2,079,802
40,762	SpartanNash Company	1,475,992
43,900	Sysco Corporation	2,337,675
38,492	The Kroger Company	1,243,292
31,933	Tyson Foods, Inc. - Class A	1,814,114
47,104	United Natural Foods, Inc. (b)	2,211,533
38,216	Universal Corporation	2,103,791
30,895	Wal-Mart Stores, Inc.	2,175,935
68,475	Whole Foods Market, Inc.	2,080,955
		38,916,671

Energy - 8.2%
162,937	CVR Energy, Inc. (a)	2,725,936
543,294	Denbury Resources, Inc. (a)(b)	2,053,651
101,768	Diamond Offshore Drilling, Inc. (a)(b)	1,837,930
551,078	EP Energy Corporation - Class A (a)(b)	2,926,224
88,199	FMC Technologies, Inc. (b)	3,021,698
35,441	Helmerich & Payne, Inc. (a)	2,681,112
59,352	HollyFrontier Corporation (a)	1,707,557
78,026	Murphy Oil Corporation	2,645,862
69,122	National Oilwell Varco, Inc.	2,582,398
74,155	Oil States International, Inc. (b)	2,658,457
112,722	Patterson-UTI Energy, Inc.	3,006,296
131,367	QEP Resources, Inc. (b)	2,582,675
143,238	Rowan Companies Plc - Class A (b)	2,552,501
58,940	Targa Resources Corporation	3,140,913
29,764	Tesoro Corporation (a)	2,421,301
47,897	Valero Energy Corporation	2,948,539
		41,493,050
Financials - 13.8%
30,975	Aflac, Inc.	2,210,995
30,204	American Financial Group, Inc.	2,483,675
30,670	Cincinnati Financial Corporation (a)	2,353,616
119,791	CNO Financial Group, Inc.	2,144,259
35,253	Cullen/Frost Bankers, Inc. (a)	2,901,674
54,443	First American Financial Corporation	2,054,679
58,580	Franklin Resources, Inc.	2,299,851
67,161	Great Western Bancorp, Inc.	2,686,440
71,999	Green Dot Corporation - Class A (b)	1,735,896
121,821	KCG Holdings, Inc. - Class A (b)	1,722,549
58,871	Legg Mason, Inc.	1,877,985
55,351	Lincoln National Corporation	3,547,999
55,290	Loews Corporation	2,468,699
52,553	Metlife, Inc.	2,890,941
115,239	Old Republic International Corporation	2,059,321
54,103	Principal Financial Group, Inc.	3,121,202
31,813	Prudential Financial, Inc.	3,200,388
25,040	Reinsurance Group of America, Inc.	3,056,132
49,075	Selective Insurance Group, Inc.	2,016,983
32,971	The Allstate Corporation	2,305,332
27,511	The Hanover Insurance Group, Inc.	2,382,177
52,251	The Hartford Financial Services Group, Inc.	2,462,067
68,973	The Progressive Corporation	2,296,801
19,460	The Travelers Companies, Inc.	2,205,791
36,647	Torchmark Corporation	2,568,588
74,568	Unum Group	3,151,989
38,939	W.R. Berkley Corporation	2,406,041
68,704	Zions Bancorporation (a)	2,733,732
		69,345,802
Health Care - 9.9%
19,199	Aetna, Inc.	2,511,997
16,341	Anthem, Inc.	2,329,083
14,524	Aptevo Therapeutics, Inc. (b)	27,596
49,271	Baxter International, Inc.	2,186,154
41,180	Cambrex Corporation (b)	2,063,118
27,494	Cardinal Health, Inc.	1,952,349
31,116	Centene Corporation (b)	1,793,215
15,222	Chemed Corporation (a)	2,267,621
27,941	Danaher Corporation	2,184,148
31,083	DaVita, Inc. (b)	1,969,108
29,283	Emergent BioSolutions, Inc. (b)	783,613
28,901	Express Scripts Holding Company (b)	2,193,008
48,752	Five Prime Therapeutics, Inc. (b)	2,804,215
26,033	Gilead Sciences, Inc.	1,918,632
67,059	Halyard Health, Inc. (b)	2,491,242
28,169	HCA Holdings, Inc. (b)	1,996,900

10,156	Johnson & Johnson	1,130,363
192,845	Kindred Healthcare, Inc.	1,282,419
34,502	Magellan Health, Inc. (b)	2,511,746
11,559	McKesson Corporation	1,662,300
37,146	Molina Healthcare, Inc. (b)	1,963,538
63,517	Owens & Minor, Inc.	2,153,861
27,034	Quest Diagnostics, Inc. (a)	2,364,394
15,899	UnitedHealth Group, Inc.	2,517,130
22,327	WellCare Health Plans, Inc. (b)	3,059,245
		50,116,995
Industrials - 13.1%
71,426	Arconic, Inc.	1,377,095
83,285	Colfax Corporation (b)	3,132,349
13,540	Comfort Systems USA, Inc.	435,988
19,174	Cummins, Inc.	2,718,490
99,120	DigitalGlobe, Inc. (b)	3,186,708
47,052	EMCOR Group, Inc.	3,263,997
42,654	Fluor Corporation	2,282,416
52,240	Hawaiian Holdings, Inc. (b)	2,682,524
13,455	Huntington Ingalls Industries, Inc. (a)	2,405,216
42,576	Jacobs Engineering Group, Inc. (b)	2,640,138
80,544	Joy Global, Inc.	2,257,648
99,755	Kennametal, Inc.	3,440,550
36,919	Kirby Corporation (b)	2,342,511
174,180	MRC Global, Inc. (a)(b)	3,506,243
119,923	NOW, Inc. (b)	2,583,141
41,892	Owens Corning	2,152,411
94,479	Quanta Services, Inc. (b)	3,185,832
33,634	Ryder System, Inc.	2,633,542
83,428	SkyWest, Inc.	3,074,322
77,544	SPX FLOW, Inc. (b)	2,430,229
137,063	Swift Transportation Company (a)(b)	3,422,463
108,262	Trinity Industries, Inc.	3,008,601
22,824	Universal Forest Products, Inc.	2,267,336
94,208	Werner Enterprises, Inc. (a)	2,548,326
42,646	WESCO International, Inc. (b)	2,895,663
		65,873,739
Information Technology - 19.8%
39,297	Amdocs Ltd.	2,317,344
161,249	Amkor Technology, Inc.	1,905,963
34,436	Arrow Electronics, Inc. (a)(b)	2,350,946
55,711	Avnet, Inc.	2,556,578
62,408	Benchmark Electronics, Inc. (b)	1,769,267
264,611	Brocade Communications Systems, Inc.	3,265,300
66,668	CA, Inc.	2,130,709
74,288	Cisco Systems, Inc.	2,215,268
25,603	Coherent, Inc. (a)(b)	3,341,191
85,389	Convergys Corporation	2,209,013
105,644	Corning, Inc.	2,538,625
41,095	CSG Systems International, Inc.	1,828,727
44,269	EchoStar Corporation - Class A (b)	2,257,719
123,866	Finisar Corporation (b)	4,116,067
121,571	Hewlett Packard Enterprise Company (a)	2,893,390
162,240	HP, Inc.	2,498,496
68,659	Ingram Micro, Inc. - Class A (b)	2,570,593
66,277	Intel Corporation	2,299,812
111,340	Jabil Circuit, Inc.	2,354,841
78,715	Juniper Networks, Inc.	2,167,811
25,427	Lam Research Corporation	2,695,771
110,058	Mentor Graphics Corporation	4,022,620
65,530	Methode Electronics, Inc.	2,421,334
174,708	Micron Technology, Inc. (b)	3,412,047
48,910	MKS Instruments, Inc. (a)	2,814,771
88,598	NetApp, Inc.	3,239,143

45,961	NETGEAR, Inc. (b)	2,468,106
241,622	ON Semiconductor Corporation (a)(b)	2,846,307
36,393	Plexus Corporation (b)	1,859,682
30,213	Rogers Corporation (b)	2,245,430
83,335	Sanmina Corporation (b)	2,737,555
39,613	Sykes Enterprises, Inc. (b)	1,116,294
105,721	Symantec Corporation	2,578,535
22,868	SYNNEX Corporation (a)	2,673,498
29,210	Tech Data Corporation (b)	2,479,053
102,865	Teradyne, Inc.	2,507,849
34,993	Texas Instruments, Inc.	2,587,032
175,938	Vishay Intertechnology, Inc.	2,665,461
44,575	Western Digital Corporation	2,837,645
		99,795,793
Materials - 4.3%
23,809	Alcoa Corporation (b)	689,738
3,173	Cabot Corporation	161,601
29,551	Clearwater Paper Corporation (b)	1,838,072
139,091	Commercial Metals Company	3,061,393
142,941	Huntsman Corporation	2,784,491
30,599	Innospec, Inc.	2,010,354
43,414	Nucor Corporation	2,699,917
29,746	Reliance Steel & Aluminum Company	2,412,401
87,057	Steel Dynamics, Inc.	3,088,782
8,558	The Mosaic Company	243,047
44,284	Trinseo SA	2,592,828
		21,582,624
Real Estate - 1.4%
228,046	Diamondrock Hospitality Company	2,415,007
129,716	Host Hotels & Resorts, Inc.	2,314,133
96,529	RLJ Lodging Trust	2,199,896
		6,929,036
Telecommunication Services - 2.9%
53,419	AT&T, Inc.	2,063,576
74,131	CenturyLink, Inc.	1,743,561
500,577	Sprint Corporation (a)(b)	3,924,524
73,176	Telephone & Data Systems, Inc.	1,970,630
53,773	T-Mobile US, Inc. (a)(b)	2,915,034
41,022	Verizon Communications, Inc.	2,046,998
		14,664,323
Utilities - 3.8%
43,479	Ameren Corporation	2,135,688
29,599	Edison International	2,035,523
62,297	Exelon Corporation	2,025,275
86,171	MDU Resources Group, Inc.	2,397,277
166,144	NRG Energy, Inc.	1,884,073
51,181	Portland General Electric Company	2,129,130
30,907	Southwest Gas Corporation	2,291,136
180,408	The AES Corporation	2,065,672
50,530	UGI Corporation	2,263,744
		19,227,518
TOTAL COMMON STOCKS (Cost $436,447,673)		502,975,357

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
298,900	Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.290% (c)	298,900
TOTAL SHORT-TERM INVESTMENTS (Cost $298,900)

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 9.4%
Money Market Funds - 9.4%
$ 47,541,000	First American Prime Obligation Fund - Class Z - 0.250% (c)	47,541,000
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $47,541,000)		47,541,000

TOTAL INVESTMENTS - 109.3% (Cost $484,287,573)		550,815,257

Liabilities in Excess of Other Assets - (9.3)%	(47,032,888)
NET ASSETS - 100.0%	$503,782,369

(a)	All or portion of this security is on loan as of November 30, 2016. Total value of securities on loan is $47,368,235.
(b)	Non-income producing security.
(c)	Annualized seven-day yield as of November 30, 2016.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$484,287,573
Gross unrealized appreciation	81,720,845
Gross unrealized depreciation	(15,193,161)
Net unrealized appreciation	$66,527,684

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2016 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 19.8%
Consumer Discretionary - 4.5%
1,780,000	AMC Entertainment Holdings, Inc.
	06/15/2025, 5.750%	$1,802,250
515,000	BorgWarner, Inc.
	03/15/2025, 3.375%	504,116
785,000	Coach, Inc.
	04/01/2025, 4.250%	785,064
1,120,000	Crown Americas LLC / Crown Americas Capital Corporation IV
	01/15/2023, 4.500%	1,139,600
430,000	Delphi Corporation
	03/15/2024, 4.150%	443,864
3,525,000	Diamond Resorts International, Inc.
	09/01/2023, 7.750% (Acquired 10/31/16 through 11/03/16, Cost $3,476,522) (a)	3,542,625
2,310,000	DISH DBS Corporation
	06/01/2021, 6.750%	2,489,025
820,000	Dollar General Corporation
	11/01/2025, 4.150%	845,559
765,000	Host Hotels & Resorts LP
	06/15/2025, 4.000%	754,287
1,820,000	L Brands, Inc.
	02/15/2022, 5.625%	1,931,474
1,100,000	Lennar Corporation
	04/01/2021, 4.750%	1,135,750
575,000	McDonald’s Corporation
	05/26/2025, 3.375%	566,518
1,315,000	Netflix, Inc.
	02/15/2025, 5.875%	1,410,482
250,000	NIKE, Inc.
	05/01/2023, 2.250%	244,933
310,000	NVR, Inc.
	09/15/2022, 3.950%	317,763
580,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	578,463
1,585,000	PulteGroup, Inc.
	03/01/2021, 4.250%	1,620,662
140,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	141,520
300,000	Starbucks Corporation
	10/01/2023, 3.850%	319,667
510,000	The Home Depot, Inc.
	04/01/2026, 3.000%	507,640
690,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	691,345
350,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	345,508
		22,118,115
Consumer Staples - 1.2%
285,000	Altria Group, Inc.
	01/31/2024, 4.000%	301,504
1,220,000	Constellation Brands, Inc.
	05/01/2023, 4.250%	1,282,525
310,000	Mead Johnson Nutrition Company
	11/15/2025, 4.125%	318,272
770,000	Reynolds American, Inc.
	06/12/2025, 4.450%	817,150
450,000	Sysco Corporation
	10/01/2025, 3.750%	454,277
1,140,000	The WhiteWave Foods Company
	10/01/2022, 5.375%	1,261,125

650,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	664,774
570,000	Walgreens Boots Alliance, Inc.
	11/18/2024, 3.800%	580,598
		5,680,225
Energy - 2.3%
525,000	Berkshire Hathaway Energy Company
	11/15/2023, 3.750%	550,836
605,000	Boardwalk Pipelines LP
	12/15/2024, 4.950%	615,335
250,000	Buckeye Partners LP
	07/01/2023, 4.150%	251,069
500,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	485,739
235,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	229,858
350,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	383,872
850,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	818,207
935,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	908,387
2,630,000	ONEOK, Inc.
	09/01/2023, 7.500%	2,983,419
875,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	851,121
1,220,000	Tesoro Logistics LP/Tesoro Logistics Finance Corporation
	10/15/2019, 5.500%	1,300,825
1,080,000	Valero Energy Corporation
	03/15/2025, 3.650%	1,056,305
490,000	Western Gas Partners LP
	06/01/2025, 3.950%	475,011
		10,909,984
Financials - 2.0%
605,000	Aflac, Inc.
	11/15/2024, 3.625%	622,998
710,000	American Express Company
	12/05/2024, 3.625%	711,642
200,000	Aon PLC
	12/15/2025, 3.875%	204,978
590,000	Ares Capital Corporation
	01/19/2022, 3.625%	575,855
750,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	749,294
150,000	BlackRock, Inc.
	03/18/2024, 3.500%	156,203
510,000	Boston Properties LP
	02/01/2024, 3.800%	519,220
670,000	Branch Banking & Trust Company
	10/30/2026, 3.800%	690,822
710,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	706,870
570,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	564,409
1,110,000	Capital One Financial Corporation
	10/29/2025, 4.200%	1,113,719
470,000	Essex Portfolio LP
	04/01/2025, 3.500%	464,481
660,000	Fifth Third Bancorp
	01/16/2024, 4.300%	686,116
660,000	Marsh & McLennan Companies, Inc.
	03/10/2025, 3.500%	667,808
350,000	MetLife, Inc.
	11/13/2025, 3.600%	358,594
160,000	Moody’s Corporation

	02/15/2024, 4.875%	174,577
390,000	Perrigo Finance Unlimited Company
	03/15/2026, 4.375%	390,300
540,000	S&P Global, Inc.
	06/15/2025, 4.000%	554,481
		9,912,367
Health Care - 3.1%
125,000	Agilent Technologies, Inc.
	07/15/2023, 3.875%	128,773
810,000	Biogen, Inc.
	09/15/2025, 4.050%	835,319
210,000	Cardinal Health, Inc.
	09/15/2025, 3.750%	215,998
240,000	Cigna Corporation
	04/15/2025, 3.250%	233,536
445,000	CR Bard, Inc.
	05/15/2026, 3.000%	427,690
1,885,000	DaVita, Inc.
	05/01/2025, 5.000%	1,842,588
750,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	754,041
1,655,000	HCA, Inc.
	05/01/2023, 5.875%	1,704,650
375,000	Johnson & Johnson
	03/01/2026, 2.450%	359,842
1,525,000	LifePoint Health, Inc.
	05/01/2024, 5.375% (Acquired 10/31/16, Cost $1,521,221) (a)	1,466,859
3,640,000	Mallinckrodt International Finance SA
	04/15/2023, 4.750%	3,094,000
400,000	Merck & Company, Inc.
	02/10/2025, 2.750%	393,284
3,015,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	3,033,843
565,000	Quest Diagnostics, Inc.
	06/01/2026, 3.450%	557,854
		15,048,277
Industrials - 1.4%
720,000	AECOM
	10/15/2024, 5.875%	755,064
910,000	Air Lease Corporation
	09/15/2024, 4.250%	927,227
295,000	Cummins, Inc.
	10/01/2023, 3.650%	305,774
330,000	Fortive Corporation
	06/15/2026, 3.150% (Acquired 10/31/16, Cost $334,503) (a)	323,033
525,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	538,405
380,000	General Dynamics Corporation
	08/15/2026, 2.125%	352,473
590,000	General Electric Company
	03/11/2024, 3.375%	609,714
620,000	International Lease Finance Corporation
	08/15/2022, 5.875%	679,074
530,000	Union Pacific Corporation
	03/01/2026, 2.750%	519,193
375,000	Verisk Analytics, Inc.
	06/15/2025, 4.000%	382,254
1,195,000	West Corporation
	07/15/2022, 5.375% (Acquired 05/02/16 through 10/18/16, Cost $1,109,829) (a)	1,151,681
		6,543,892
Information Technology - 1.6%
505,000	Adobe Systems, Inc.
	02/01/2025, 3.250%	504,963
690,000	Analog Devices, Inc.
	12/15/2025, 3.900%	710,089

670,000	Apple, Inc.
	02/09/2025, 2.500%	642,671
840,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	865,200
350,000	eBay, Inc.
	08/01/2024, 3.450%	342,838
250,000	Hewlett Packard Enterprise Company
	10/15/2025, 5.150% (Acquired 08/15/16, Cost $264,406) (a)	256,182
300,000	HP, Inc.
	09/15/2022, 4.050%	308,553
1,100,000	Hughes Satellite Systems Corporation
	06/15/2021, 7.625%	1,186,625
495,000	Intel Corporation
	07/29/2025, 3.700%	521,973
690,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	682,268
385,000	MasterCard, Inc.
	04/01/2024, 3.375%	397,677
240,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	235,567
505,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	514,626
265,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	255,981
555,000	Visa, Inc.
	12/14/2025, 3.150%	556,347
		7,981,560
Manufacturing - 0.4%
1,835,000	CVR Partners LP / CVR Nitrogen Finance Corporation
	06/15/2023, 9.250% (Acquired 10/31/16, Cost $1,801,131) (a)	1,823,531
Materials - 0.9%
520,000	Ashland LLC
	08/15/2022, 4.750%	536,900
2,425,000	PolyOne Corporation
	03/15/2023, 5.250%	2,425,000
240,000	The Dow Chemical Company
	10/01/2024, 3.500%	243,482
1,270,000	WR Grace & Company
	10/01/2021, 5.125% (Acquired 04/29/16, Cost $1,326,840) (a)	1,336,675
		4,542,057
Real Estate - 0.6%
570,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	579,135
740,000	American Tower Corporation
	02/15/2024, 5.000%	796,859
600,000	DDR Corporation
	02/01/2025, 3.625%	580,371
445,000	HCP, Inc.
	08/15/2024, 3.875%	442,372
350,000	Welltower, Inc.
	04/01/2026, 4.250%	362,208
		2,760,945
Telecommunication Services - 0.6%
1,800,000	CenturyLink, Inc.
	04/01/2025, 5.625%	1,688,625
885,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	1,084,899
		2,773,524
Utilities - 1.2%
3,405,000	Dolphin Subsidiary II, Inc.

	10/15/2021, 7.250%	3,515,662
710,000	Exelon Corporation
	06/15/2025, 3.950%	729,743
275,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	282,664
165,000	PSEG Power LLC
	04/15/2031, 8.625%	199,233
125,000	Southern California Edison Company
	10/01/2023, 3.500%	130,475
670,000	WEC Energy Group, Inc.
	06/15/2025, 3.550%	683,725
395,000	Xcel Energy, Inc.
	06/01/2025, 3.300%	396,300
		5,937,802
TOTAL CORPORATE BONDS (Cost $96,346,129)		96,032,279

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 27.9%
	Federal Home Loan Banks
105,000	06/14/2019, 1.625%	105,730
200,000	09/13/2019, 1.375%	199,597
305,000	09/13/2019, 2.000%	309,644
175,000	09/26/2019, 1.000%	172,981
485,000	03/13/2020, 1.875%	490,904
490,000	03/13/2020, 4.125%	529,800
690,000	06/12/2020, 1.750%	694,098
785,000	02/18/2021, 1.375%	772,288
800,000	07/14/2021, 1.125%	774,991
		4,050,033
	Federal Home Loan Mortgage Corporation
290,000	10/02/2019, 1.250%	288,584
420,000	05/01/2020, 1.375%	417,379
800,000	08/12/2021, 1.125%	771,390
750,000	01/13/2022, 2.375%	765,491
2,750,000	12/15/2040, 4.000% (b)	2,893,784
14,680,000	12/15/2040, 4.500% (b)	15,825,441
9,885,000	12/15/2041, 3.500% (b)	10,147,184
14,170,000	12/15/2042, 3.000% (b)	14,108,007
		45,217,260
	Federal National Mortgage Association
160,000	08/02/2019, 0.875%	157,885
100,000	08/28/2019, 1.000%	98,924
170,000	09/12/2019, 1.750%	171,625
746,000	10/09/2019, 0.000% (c)	707,711
335,000	11/26/2019, 1.750%	337,987
384,000	01/21/2020, 1.625%	385,621
505,000	06/22/2020, 1.500%	503,499
675,000	11/30/2020, 1.500%	670,080
700,000	12/28/2020, 1.875%	703,750
785,000	02/26/2021, 1.375%	771,785
775,000	05/06/2021, 1.250%	756,695
800,000	08/17/2021, 1.250%	776,881
335,000	09/06/2024, 2.625%	340,448
9,625,000	12/15/2040, 3.500% (b)	9,885,552
14,500,000	12/15/2040, 4.500% (b)	15,643,858
2,665,000	12/15/2041, 4.000% (b)	2,807,619
9,400,000	12/15/2042, 3.000% (b)	9,364,016
		44,083,936
	Government National Mortgage Association
3,500,000	12/15/2040, 3.500% (b)	3,647,383
12,620,000	12/15/2040, 4.000% (b)	13,392,728
3,300,000	12/15/2041, 4.000% (b)	3,499,547
2,500,000	12/15/2042, 3.000% (b)	2,538,867
14,730,000	12/15/2042, 3.000% (b)	14,921,029
3,430,000	12/15/2042, 3.500% (b)	3,571,488

		41,571,042
TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $136,953,348)		134,922,271

U.S. GOVERNMENT AGENCY ISSUES - 0.4%
Utilities - 0.4%
	Tennessee Valley Authority
646,000	02/15/2021, 3.875%	698,429
655,000	08/15/2022, 1.875%	645,389
245,000	09/15/2024, 2.875%	251,752
295,000	11/01/2025, 6.750%	390,311
		1,985,881
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,027,753)		1,985,881

U.S. GOVERNMENT NOTES/BONDS - 51.4%
U.S. Treasury Bonds - 18.3%
	United States Treasury Bonds
4,458,000	08/15/2023, 6.250%	5,610,464
4,520,000	02/15/2026, 6.000%	5,889,773
3,495,000	11/15/2026, 6.500%	4,774,292
		16,274,529
	United States Treasury Inflation Indexed Bonds
196	04/15/2020, 0.125%	198
314,290	01/15/2021, 1.125%	329,547
662,060	04/15/2021, 0.125%	665,829
455,599	07/15/2021, 0.625%	470,739
1,338,696	01/15/2022, 0.125%	1,342,379
1,186,778	07/15/2022, 0.125%	1,191,860
1,725,818	01/15/2023, 0.125%	1,716,407
1,743,346	07/15/2023, 0.375%	1,763,714
2,374,292	01/15/2024, 0.625%	2,422,944
2,816,756	07/15/2024, 0.125%	2,774,713
3,553,177	01/15/2025, 0.250%	3,505,060
2,728,125	01/15/2025, 2.375%	3,147,714
3,264,976	07/15/2025, 0.375%	3,259,451
3,596,852	01/15/2026, 0.625%	3,649,434
3,594,462	01/15/2026, 2.000%	4,074,614
2,341,740	07/15/2026, 0.125%	2,277,991
3,172,527	01/15/2027, 2.375%	3,744,733
2,973,244	01/15/2028, 1.750%	3,345,402
2,880,892	04/15/2028, 3.625%	3,820,042
2,867,450	01/15/2029, 2.500%	3,488,396
2,834,398	04/15/2029, 3.875%	3,911,353
1,945,029	04/15/2032, 3.375%	2,716,178
2,194,542	02/15/2040, 2.125%	2,757,923
2,056,139	02/15/2041, 2.125%	2,600,792
2,644,551	02/15/2042, 0.750%	2,546,605
2,662,026	02/15/2043, 0.625%	2,483,593
2,683,007	02/15/2044, 1.375%	2,975,392
2,927,047	02/15/2045, 0.750%	2,802,364
2,399,712	02/15/2046, 1.000%	2,457,789
		72,243,156
U.S. Treasury Notes - 33.1%
350,000	07/31/2022, 2.000%	349,590
1,085,000	08/31/2022, 1.875%	1,075,464
2,125,000	09/30/2022, 1.750%	2,089,972
2,690,000	10/31/2022, 1.875%	2,662,261
3,560,000	11/15/2022, 1.625%	3,471,627
3,600,000	11/30/2022, 2.000%	3,585,091
4,840,000	12/31/2022, 2.125%	4,849,453
6,830,000	01/31/2023, 1.750%	6,691,664
6,150,000	02/15/2023, 2.000%	6,114,207
7,865,000	02/28/2023, 1.500%	7,581,121
9,890,000	03/31/2023, 1.500%	9,522,992
10,190,000	04/30/2023, 1.625%	9,879,326
9,290,000	05/15/2023, 1.750%	9,072,633

9,840,000	05/31/2023, 1.625%	9,530,197
8,925,000	06/30/2023, 1.375%	8,504,722
9,505,000	07/31/2023, 1.250%	8,973,129
9,545,000	08/15/2023, 2.500%	9,742,610
9,315,000	08/31/2023, 1.375%	8,853,619
9,505,000	11/15/2023, 2.750%	9,849,185
7,805,000	02/15/2024, 2.750%	8,087,627
7,400,000	05/15/2024, 2.500%	7,534,273
6,355,000	08/15/2024, 2.375%	6,403,285
5,790,000	11/15/2024, 2.250%	5,771,790
4,095,000	02/15/2025, 2.000%	3,998,464
3,460,000	05/15/2025, 2.125%	3,405,059
1,395,000	08/15/2025, 2.000%	1,357,073
1,345,000	11/15/2025, 2.250%	1,333,573
		160,290,007
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $257,733,595)		248,807,692

SHORT-TERM INVESTMENTS - 25.3%
Money Market Funds - 25.3%
122,645,978	Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.290% (d)	122,645,978
TOTAL SHORT-TERM INVESTMENTS (Cost $122,645,978)

TOTAL INVESTMENTS - 124.8% (Cost $615,706,803)		604,394,101
Liabilities in Excess of Other Assets - (24.8)%		(120,257,068)
NET ASSETS - 100.0%		$484,137,033

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of those securities total $9,900,586 or 2.0% of total net assets.

(b)	Security purchased on a when-issued basis. On November 30, 2016, the total value of investments purchased on a when-issued basis was $122,246,503 or 25.3% of total net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of November 30, 2016.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:
Cost of investments	$615,706,803
Gross unrealized appreciation	1,241,059
Gross unrealized depreciation	(12,553,761)
Net unrealized depreciation	$(11,312,702)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2016:
Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 558,407,819	$ -	$ -	$ 558,407,819
Short-Term Investments	522,025	-	-	522,025
Total Investments in Securities	$ 558,929,844	$ -	$ -	$ 558,929,844
^ See Schedule of Investments for country breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 502,975,357	$ -	$ -	$ 502,975,357
Short-Term Investments	298,900	-	-	298,900
Investments Purchased with Securities Lending Collateral	47,541,000	-	-	47,541,000
Total Investments in Securities	550,815,257	-	-	550,815,257
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 96,032,279	$ -	$ 96,032,279
Mortgage Backed Securities	-	134,922,271	-	134,922,271
U.S. Government Agency Issues	-	1,985,881	-	1,985,881
U.S. Government Notes/Bonds	-	248,807,692	-	248,807,692
Short-Term Investments	122,645,978	-	-	122,645,978
Total Investments in Securities	$ 122,645,978	$ 481,748,123	$ -	$ 604,394,101
^ See Schedule of Investments for sector breakouts.

For the period ended November 30, 2016, there were no transfers into or out of Level 1, 2, or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

Secured Borrowings (unaudited)

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

The Vident Core U.S. Equity Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

Vident Core U.S. Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Market	$ 47,541,000	$ -	$ -	$ -	$ 47,541,000
Total Borrowings	$ 47,541,000	$ -	$ -	$ -	$ 47,541,000

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         January 17, 2017

By (Signature and Title)*          /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         January 17, 2017

* Print the name and title of each signing officer under his or her signature.